Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	BBIF GOVERNMENT SECURITIES FUND
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
BBIF GOVERNMENT SECURITIES FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Overview Key Facts About BBIF Government Securities Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of BBIF Government Securities Fund (“Government Fund” or the “Fund”) is to seek preservation of capital, current income and liquidity.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Government Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2016
Expenses Represent Both Master and Feeder [Text]		rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of Government Fund and Government Fund’s share of the allocated expenses of Master Government Securities LLC (“Government LLC”). The management fees are paid by Government LLC.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Government Fund seeks to achieve its investment objective by investing exclusively in a diversified portfolio made up only of short-term U.S. Government securities with maturities of not more than 397 days (13 months), including variable rate securities and repurchase agreements with banks and securities dealers that involve direct U.S. Government obligations. The Fund will provide shareholders with at least 60 days' prior written notice before changing this strategy.

The Fund may invest in U.S. Treasury Floating Rate Notes (FRNs). These are two-year notes issued by the U.S. Treasury that reset their interest rates on a weekly basis. At maturity, the face value of an FRN is paid to the note holder.

The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

Fund management decides which of these securities to buy and sell based on its assessment of the relative values of various short-term U.S. Government securities and repurchase agreements, as well as future interest rates. The Fund's dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.

			The Fund is a "feeder" fund that invests all of its assets in Government LLC, which has the same investment objectives and strategies as the Fund. All investments are made at the Government LLC level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Government LLC. Where applicable, "Government Fund" or the "Fund" refers also to Government LLC.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.
  Income Risk — Income risk is the risk that the Fund's yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Regulatory Risk — On July 23, 2014, the Securities and Exchange Commission (the "SEC") adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund's investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.
  Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
  When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Risk Lose Money [Text]		rr_RiskLoseMoney	Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]		rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The information shows you how Government Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 626-1960.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how Government Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	(800) 626-1960
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance is not an indication of future results.
Bar Chart [Heading]		rr_BarChartHeading	Government Fund Class 3 ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 1.13% (quarter ended September 30, 2006) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2014). The year-to-date return as of June 30, 2015 was 0.00%.
Performance Table Heading		rr_PerformanceTableHeading	As of 12/31/14 Average Annual Total Returns
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current 7-day yield, call (800) 626-1960.
Money Market Seven Day Yield Phone		rr_MoneyMarketSevenDayYieldPhone	(800) 626-1960
BBIF GOVERNMENT SECURITIES FUND | Class 1
Risk/Return:		rr_RiskReturnAbstract
Management Fee	[1],[2]	rr_ManagementFeesOverAssets	0.239%
Distribution and/or Service (12b-1) Fees	[1],[2]	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administration Fee	[1],[2]	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous Other Expenses	[1],[2]	rr_Component2OtherExpensesOverAssets	0.111%
Other Expenses	[1],[2]	rr_OtherExpensesOverAssets	0.361%
Total Annual Fund Operating Expenses	[1],[2],[3]	rr_ExpensesOverAssets	1.60%
Fee Waivers and/or Expense Reimbursements	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[2]	rr_NetExpensesOverAssets	1.60%
1 Year		rr_ExpenseExampleYear01	$ 163
3 Years		rr_ExpenseExampleYear03	505
5 Years		rr_ExpenseExampleYear05	871
10 Years		rr_ExpenseExampleYear10	$ 1,900
1 Year		rr_AverageAnnualReturnYear01	none
5 Years		rr_AverageAnnualReturnYear05	none
10 Years		rr_AverageAnnualReturnYear10	0.87%
BBIF GOVERNMENT SECURITIES FUND | Class 2
Risk/Return:		rr_RiskReturnAbstract
Management Fee	[1],[2]	rr_ManagementFeesOverAssets	0.239%
Distribution and/or Service (12b-1) Fees	[1],[2]	rr_DistributionAndService12b1FeesOverAssets	0.675%
Administration Fee	[1],[2]	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous Other Expenses	[1],[2]	rr_Component2OtherExpensesOverAssets	0.096%
Other Expenses	[1],[2]	rr_OtherExpensesOverAssets	0.346%
Total Annual Fund Operating Expenses	[1],[2],[3]	rr_ExpensesOverAssets	1.26%
Fee Waivers and/or Expense Reimbursements	[1],[2],[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[2],[4]	rr_NetExpensesOverAssets	1.02%
1 Year		rr_ExpenseExampleYear01	$ 104
3 Years		rr_ExpenseExampleYear03	376
5 Years		rr_ExpenseExampleYear05	669
10 Years		rr_ExpenseExampleYear10	$ 1,502
1 Year		rr_AverageAnnualReturnYear01	none
5 Years		rr_AverageAnnualReturnYear05	none
10 Years		rr_AverageAnnualReturnYear10	1.09%
BBIF GOVERNMENT SECURITIES FUND | Class 3
Risk/Return:		rr_RiskReturnAbstract
Management Fee	[1],[2]	rr_ManagementFeesOverAssets	0.239%
Distribution and/or Service (12b-1) Fees	[1],[2]	rr_DistributionAndService12b1FeesOverAssets	0.375%
Administration Fee	[1],[2]	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous Other Expenses	[1],[2]	rr_Component2OtherExpensesOverAssets	0.096%
Other Expenses	[1],[2]	rr_OtherExpensesOverAssets	0.346%
Total Annual Fund Operating Expenses	[1],[2],[3]	rr_ExpensesOverAssets	0.96%
Fee Waivers and/or Expense Reimbursements	[1],[2],[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[2],[4]	rr_NetExpensesOverAssets	0.70%
1 Year		rr_ExpenseExampleYear01	$ 72
3 Years		rr_ExpenseExampleYear03	280
5 Years		rr_ExpenseExampleYear05	506
10 Years		rr_ExpenseExampleYear10	$ 1,154
2005		rr_AnnualReturn2005	2.47%
2006		rr_AnnualReturn2006	4.22%
2007		rr_AnnualReturn2007	4.30%
2008		rr_AnnualReturn2008	1.28%
2009		rr_AnnualReturn2009	0.03%
2010		rr_AnnualReturn2010	0.01%
2011		rr_AnnualReturn2011	none
2012		rr_AnnualReturn2012	none
2013		rr_AnnualReturn2013	0.01%
2014		rr_AnnualReturn2014	none
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2006
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	1.13%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
1 Year		rr_AverageAnnualReturnYear01	none
5 Years		rr_AverageAnnualReturnYear05	none
10 Years		rr_AverageAnnualReturnYear10	1.22%
BBIF GOVERNMENT SECURITIES FUND | Class 4
Risk/Return:		rr_RiskReturnAbstract
Management Fee	[1],[2]	rr_ManagementFeesOverAssets	0.239%
Distribution and/or Service (12b-1) Fees	[1],[2]	rr_DistributionAndService12b1FeesOverAssets	0.375%
Administration Fee	[1],[2]	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous Other Expenses	[1],[2]	rr_Component2OtherExpensesOverAssets	0.096%
Other Expenses	[1],[2]	rr_OtherExpensesOverAssets	0.346%
Total Annual Fund Operating Expenses	[1],[2],[3]	rr_ExpensesOverAssets	0.96%
Fee Waivers and/or Expense Reimbursements	[1],[2],[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[2],[4]	rr_NetExpensesOverAssets	0.70%
1 Year		rr_ExpenseExampleYear01	$ 72
3 Years		rr_ExpenseExampleYear03	280
5 Years		rr_ExpenseExampleYear05	506
10 Years		rr_ExpenseExampleYear10	$ 1,154
1 Year		rr_AverageAnnualReturnYear01	none
5 Years		rr_AverageAnnualReturnYear05	none
10 Years		rr_AverageAnnualReturnYear10	1.22%

[1]	For clients with a brokerage relationship, annual brokerage account fees may also apply. Please contact your financial advisor or account representative for additional information.
[2]	The fees and expenses shown in the table and the example that follows include both the expenses of Government Fund and Government Fund's share of the allocated expenses of Master Government Securities LLC ("Government LLC"). The management fees are paid by Government LLC.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which includes the Fund's share of Government LLC's allocated fees waived.
[4]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 36, with respect to Class 2, Class 3 and Class 4 Shares, BlackRock Advisors, LLC ("BlackRock") and the Fund's distributor have entered into a contractual arrangement to waive and/or reimburse a portion of Government Fund's fees or expenses to ensure that the net expenses as a percentage of the Fund's net assets (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) for Government Fund's (i) Class 2 Shares are 0.32% higher than those of Government LLC's initial feeder fund, and (ii) Class 3 and Class 4 Shares are equal to those of Government LLC's initial feeder fund until August 1, 2016. This contractual arrangement may be terminated upon 90 days' notice by a majority of the non-interested trustees of Government Fund or by a vote of a majority of the outstanding voting securities of Government Fund.